Operating Expenses - Summary of General and Administrative Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of General And Administrative Expense [abstract]
Personnel expenses	€ 15,809	€ 11,379
Fees	5,947	5,322
Depreciation and amortization	426	323
Insurance policies	1,071	726
Corporate communication and travel expenses	422	995
Rental	164	582
Others	1,986	1,808
Total general and administrative expenses	€ 25,825	€ 21,135